UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 7/29/2011

Item 1. Reports to Stockholders.
MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Fund Performance Discussion Financial Statements “If you’re looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco-Master Settlement Agreement	15.9%
Special Tax	14.4
Municipal Leases	9.4
Hospital/Healthcare	8.4
Marine/Aviation Facilities	7.8
Single Family Housing	7.4
Multifamily Housing	6.2
General Obligation	5.8
Tax Increment Financing (TIF)	5.7
Higher Education	3.4
Portfolio holdings are subject to change. Percentages are as of July 29, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	1.6%
AA	12.3
A	32.4
BBB	32.6
BB or lower	2.4
Unrated	18.7

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of July 29, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion of the Fund’s performance during its fiscal year ended July 29 2011, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.1
Management’s Discussion of Fund Performance. Near the midpoint of the 12-month period ended July 29, 2011, changes in market conditions and investor confidence created significant pricing pressure in the municipal bond market, generally leading to declines in bond prices and bond fund net asset values. Despite this market turmoil, the Class A shares of Oppenheimer Limited Term California Municipal Fund produced a total return of 4.07% at net asset value for the reporting period (0.43% with sales charge), with tax-free income providing all of the positive total return.
     This development, we believe, points to the power of the Rochester Way, our time-tested approach of focusing on tax-free yield as the key long-term driver of Fund performance. Additionally, the distribution yield of this Fund’s Class A shares was 4.86% at NAV, 260 basis points higher than the average in its peer category and 53 basis points higher than average for the category of longer-term California municipal bond funds. In all, Oppenheimer Limited Term California Municipal Fund distributed 16.2 cents per Class A share, including a small amount of taxable income.
     The charts on pages 18 to 21 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     Municipal bonds backed by proceeds from the tobacco Master Settlement Agreement (MSA), the national litigation settlement with U.S. tobacco manufacturers, comprised the Fund’s largest industry sector as of July 29, 2011, representing 15.9% of the Fund’s total assets.2
     Our long-term view of the sector remains bullish, and we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in all prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. In a move that we characterized as “of minimal concern,” bond trustees for Golden State Tobacco Securitization

1.  July 29, 2011, was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements.
2.  Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Corporation notified bondholders this reporting period that it would draw down reserves to cover a small fraction of its spring MSA payments. The tobacco sector contributed positively to the Fund’s total return this reporting period, and we are confident that this sector will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     Oppenheimer Limited Term California Municipal Fund remained invested in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Tax and Special Assessment sectors represented 14.4% and 2.0% of the Fund’s total assets, respectively.
     In our opinion, bonds in these sectors overall have several appealing characteristics: the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. The Special Tax and Special Assessment sectors were both positive contributors to the Fund’s total return this reporting period, once again supporting our long-standing belief that carefully researched dirt bonds belong in our portfolios. During this reporting period, prices of “dirt bonds” rose, reflecting gradual improvements in the housing market and overall economy.
     The Fund had invested 9.4% of total assets in the municipal leases sector at the end of this reporting period. Bonds in this sector are typically backed by securitized lease payments a municipality makes to occupy municipal space. The sector enhanced Fund performance this reporting period.
     As of July 29, 2011, the Fund was invested in the hospital/health care sector, representing 8.4% of the Fund’s total assets. Our holdings in this sector consist of securities across the credit spectrum. The sector remained in the news this reporting period as politicians, lobbyists, activists and others argued about the viability of the Affordable Care Act of 2010; the debates have not changed our perspective that our disciplined, security-specific approach to credit research can uncover many potentially advantageous opportunities for the Fund in this and other sectors. The hospital/health care sector also contributed positively to the Fund’s total return this reporting period.
     Also this reporting period, the Fund remained invested in securities used to finance marine and aviation facilities. Like the Fund’s airline holdings, many of these bonds are high-grade investments that are backed by a security interest in the terminals, maintenance facilities and other on-site projects whose construction they finance. As a result, these bonds offer investors valuable collateral. As of July 29, 2011, 7.8% of the Fund’s total assets were invested in this sector, which contributed positively to the Fund’s total return this reporting period.
14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     As of July 29, 2011, the Fund’s investments in the single-family and multifamily housing sectors represented 7.4% and 6.2% of the Fund’s total assets, respectively. These securities continued to provide attractive levels of tax-free income and contributed favorably to the Fund’s total return, despite the difficult conditions in the national and California housing market this reporting period. We continue to believe that long-term investors should ultimately benefit from this Fund’s carefully selected holdings in the housing sectors.
     General obligation debt, which is backed by the full faith and taxing authority of state and local governments, constituted 5.8% of the Fund’s total assets as of July 29, 2011. While California and many of its municipalities faced budget challenges this reporting period, elected officials consistently safeguarded the debt service payments on their general obligation bonds. This sector also contributed positively to the Fund’s total return this reporting period.
     Tax increment financing (TIF) bonds constituted 5.7% of the Fund’s total assets on July 29, 2011. Traditionally, this type of financing has been used for urban and suburban renewal projects. Property values in Orange and Los Angeles counties, among others, began to edge up during this reporting period, and rising property values have historically favored TIF investors. The Fund’s holdings in this sector delivered highly competitive yield and, as a result, the sector contributed positively to the Fund performance this reporting period.
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 5.4% of the Fund’s net assets on July 29, 2011. Most of the Fund’s investments in securities issued by Puerto Rico issuers are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.
     Near the end of this reporting period, Puerto Rico issued $305 million in new-money general obligation debt, its first such offering in nearly three years. The bonds, which will mature in 2041, were sold with a yield of 5.95%.
     This bond sale, we believe, confirms the market’s approval of the fiscal improvements that have been championed by first-term governor Luis Fortuño. In a Municipal Forum speech in New York this reporting period, the governor talked about the progress his team has made in reducing the Commonwealth’s structural deficit, encouraging public-private partnerships, focusing on pension reform and reducing spending. The Commonwealth, its agencies and the Government Development Bank (GDB) retained their investment-grade ratings from Standard & Poor’s, Fitch Ratings and Moody’s Investors Service this reporting period. The Fund’s Puerto Rico holdings contributed favorably to total return this reporting period, and we remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     The Fund continued to favor the higher education sector this reporting period, which constituted 3.4% of total assets as of July 29, 2011. The bonds we hold in this sector have regularly provided high levels of tax-free income and, during the reporting period, they contributed positively to the Fund’s total return.
     The Fund’s holdings in municipal bonds issued by utilities represented 3.4% of total assets at the end of this reporting period. It has been our experience that bonds issued by utilities typically have predictable revenue streams to finance their debt service payments, to the benefit of the Fund. This set of holdings as of July 29, 2011, included electric utilities with 1.7% of the Fund’s total assets; water utilities with 0.8%; gas utilities with 0.6%, and sewer utilities with 0.3%. All four of these four sectors contributed favorably to the Fund’s total return this reporting period.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face also greater price volatility. During this reporting period, “inverse floaters” provided attractive levels of tax-free income and contributed favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 29, 2011. In the case of Class A, Class B and Class C shares, performance is measured from the Fund’s inception on February 25, 2004. In the case of Class Y shares, performance is measured from inception of the Class on November 29, 2010. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market.
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices.
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month end, visit us at oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. See page 22 for further information.

1.  The Fund’s returns have been calculated through July 29, 2011, the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through July 31, 2011.
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month end, visit us at oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. See page 22 for further information.

1.  The Fund’s returns have been calculated through July 29, 2011, the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through July 31, 2011.
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2011	July 29, 2011	July 29, 2011

Actual
Class A	$1,000.00	$1,053.20	$4.59
Class B	1,000.00	1,046.90	9.43
Class C	1,000.00	1,046.10	8.67
Class Y	1,000.00	1,051.00	3.78

Hypothetical (5% return before expenses)

Class A	1,000.00	1,020.06	4.52
Class B	1,000.00	1,015.35	9.28
Class C	1,000.00	1,016.09	8.54
Class Y	1,000.00	1,020.84	3.72
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 29, 2011 are as follows:

Class	Expense Ratios

Class A	0.91%
Class B	1.87
Class C	1.72
Class Y	0.75
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS July 29, 2011*

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

Municipal Bonds and Notes—102.9%
California—97.5%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.700%	09/01/2012	09/01/2012		$96,541
660,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	10/09/2018	A	604,514
210,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	07/12/2023	A	206,113
350,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	10/01/2011	B	350,186
25,000	Alvord, CA Unified School District Community Facilities District[1]	6.200	09/01/2025	04/03/2024	A	24,179
10,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	08/29/2011	B	10,016
1,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	08/29/2011	B	1,000,760
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2017		1,451,385
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	08/29/2011	B	550,424
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	08/29/2011	B	3,005,361
30,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900	09/02/2015	09/02/2011	B	30,968
15,000	Aromas, CA Water District[1]	5.600	09/01/2018	09/01/2011	B	14,998
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2019		14,472
25,000	Azusa, CA COP[1]	5.750	08/01/2020	02/01/2012	B	25,544
35,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.600	09/02/2020	03/02/2016	A	34,552
45,000	Bakersfield, CA Improvement Bond Act 1915[1]	6.100	09/02/2024	10/16/2022	A	43,812
15,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.100	09/02/2015	09/02/2011	B	15,028
70,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	09/01/2012	B	70,226
25,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	10/11/2033	A	22,967
170,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	08/29/2011	B	170,109
55,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	04/02/2030	A	53,263
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.500	08/01/2016	08/29/2011	B	30,048
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	08/29/2011	B	50,051
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	06/30/2032	A	42,036
795,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.375	09/01/2028	11/22/2022	A	761,117
70,000	Brentwood, CA Improvement Bond Act 1915[1]	6.800	09/02/2017	08/29/2011	B	70,107
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)[1]	5.875	09/02/2020	03/31/2019	A	30,176
205,000	Brisbane, CA Public Financing Authority[1]	6.000	05/01/2026	07/26/2023	A	201,050
35,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125	09/01/2033	10/16/2031	A	30,867
250,000	Burbank, CA Community Facilities District Special Tax[1]	5.200	12/01/2023	06/25/2022	A	239,013
50,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	6.000	08/15/2024	08/29/2011	B	51,135
25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600%		11/01/2023	08/29/2011	B	$5,003
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	08/29/2011	B	20,026
15,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)	5.125		07/01/2013	08/29/2011	B	15,024
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)[1]	6.200		11/01/2029	08/05/2023	A	144,116
20,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)[1]	5.700		11/01/2013	11/01/2011	B	20,092
65,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	12/15/2011	B	66,244
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500		01/01/2033	01/02/2029	A	85,823
8,445,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	06/01/2033		788,172
410,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	11/29/2017	A	372,305
150,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	02/11/2019	A	126,644
2,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	06/25/2028	A	1,386,740
6,620,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	01/12/2014	A	6,133,761
2,240,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	01/06/2020	A	1,949,427
295,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	05/29/2015	A	251,399
7,955,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	09/10/2015	A	7,530,123
150,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	04/14/2019	A	145,995
340,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	01/13/2020	A	269,895
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/29/2024	A	235,125
1,295,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	11/14/2015	A	1,272,765
4,965,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	10/18/2024	A	4,035,403
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	08/18/2024	A	342,384
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	06/05/2033	A	541,527
26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250%	06/01/2037	03/12/2024	A	$41,481
2,935,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	08/29/2011	B	2,946,182
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200	12/01/2027	08/29/2011	B	85,047
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200	12/01/2028	08/29/2011	B	60,241
685,000	CA Dept. of Water Resources (Center Valley)[1]	5.250	07/01/2022	08/29/2011	B	687,247
10,000	CA Dept. of Water Resources (Center Valley)	5.400	07/01/2012	08/29/2011	A	10,045
1,130,000	CA Educational Facilities Authority[1]	5.125	04/01/2017	08/29/2011	B	1,130,124
250,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.750	06/01/2025	11/29/2022	A	241,878
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875	06/01/2030	07/12/2028	A	23,704
115,000	CA Educational Facilities Authority (Golden Gate University)[1]	5.500	10/01/2018	08/29/2011	B	115,015
10,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600	11/01/2017	01/20/2015	A	8,570
325,000	CA Educational Facilities Authority (Mills College)[1]	5.125	09/01/2022	08/29/2011	B	325,114
725,000	CA Educational Facilities Authority (Pooled University)[1]	5.250	04/01/2024	06/16/2021	A	675,330
50,000	CA Educational Facilities Authority (Stanford University)[1]	5.125	01/01/2031	08/29/2011	B	50,139
310,000	CA Educational Facilities Authority (University Pacific)[1]	5.750	11/01/2030	08/29/2011	B	310,229
335,000	CA Financing Authority (Wastewater Improvement)[1]	6.100	11/01/2033	12/17/2031	A	294,378
60,000	CA GO	4.800	08/01/2014	08/29/2011	B	60,191
25,000	CA GO1	5.000	06/01/2017	08/29/2011	B	25,083
25,000	CA GO1	5.000	06/01/2019	08/29/2011	B	25,076
5,000	CA GO1	5.000	06/01/2019	08/29/2011	B	5,015
5,000	CA GO	5.000	02/01/2021	08/29/2011	B	5,014
100,000	CA GO1	5.000	11/01/2022	11/01/2011	B	100,736
75,000	CA GO1	5.000	10/01/2023	08/29/2011	B	75,128
10,000	CA GO1	5.000	10/01/2023	08/29/2011	B	10,017
45,000	CA GO1	5.000	02/01/2025	08/29/2011	B	45,068
10,000	CA GO1	5.000	02/01/2025	08/29/2011	B	10,015
25,000	CA GO1	5.125	10/01/2027	08/29/2011	B	25,015
25,000	CA GO1	5.250	10/01/2013	10/01/2011	B	25,194
25,000	CA GO1	5.250	10/01/2013	10/01/2011	B	25,194
20,000	CA GO1	5.250	06/01/2016	12/01/2011	B	20,300
25,000	CA GO1	5.250	04/01/2018	08/29/2011	B	25,086
10,000	CA GO1	5.250	04/01/2019	08/29/2011	B	10,033
10,000	CA GO	5.250	04/01/2021	08/29/2011	B	10,029
27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$160,000	CA GO1	5.250%	06/01/2021	12/01/2011	B	$161,846
10,000	CA GO1	5.250	02/01/2029	02/01/2013	B	10,090
10,000	CA GO1	5.250	02/01/2030	02/01/2012	B	10,026
15,000	CA GO1	5.300	09/01/2011	09/01/2011		15,066
15,000	CA GO1	5.375	06/01/2026	12/01/2011	B	15,102
125,000	CA GO1	5.500	03/01/2013	08/29/2011	B	125,526
75,000	CA GO1	5.500	06/01/2013	08/29/2011	B	75,310
10,000	CA GO1	5.500	03/01/2014	08/29/2011	B	10,042
125,000	CA GO1	5.500	03/01/2014	08/29/2011	B	125,516
15,000	CA GO1	5.500	04/01/2014	08/29/2011	B	15,062
65,000	CA GO1	5.500	06/01/2014	08/29/2011	B	65,268
550,000	CA GO1	5.500	03/01/2015	08/29/2011	B	552,272
55,000	CA GO1	5.500	04/01/2015	10/01/2011	B	55,455
40,000	CA GO1	5.500	06/01/2015	08/29/2011	B	40,165
55,000	CA GO1	5.500	04/01/2019	10/01/2011	B	55,397
15,000	CA GO1	5.500	03/01/2020	09/01/2011	B	15,054
25,000	CA GO1	5.500	03/01/2020	09/01/2011	B	25,087
25,000	CA GO1	5.500	10/01/2022	10/01/2011	B	25,154
40,000	CA GO1	5.500	06/01/2025	08/29/2011	B	40,121
65,000	CA GO1	5.600	09/01/2021	09/01/2011	B	65,219
5,000	CA GO1	5.600	09/01/2021	09/01/2011	B	5,017
70,000	CA GO1	5.625	10/01/2021	10/01/2011	B	70,461
140,000	CA GO1	5.625	10/01/2023	10/01/2011	B	140,893
10,000	CA GO1	5.625	09/01/2024	09/01/2011	B	10,033
45,000	CA GO1	5.625	05/01/2026	08/29/2011	B	45,116
15,000	CA GO1	5.625	10/01/2026	10/01/2011	B	15,078
5,000	CA GO1	5.750	03/01/2012	09/01/2011	B	5,023
35,000	CA GO1	5.750	03/01/2015	09/01/2011	B	35,157
4,890,000	CA GO1	5.750	11/01/2017	11/01/2011	B	4,948,289
35,000	CA GO1	5.750	11/01/2017	11/01/2011	B	35,417
40,000	CA GO1	5.800	06/01/2013	08/29/2011	B	40,176
1,410,000	CA GO1	5.900	04/01/2023	10/01/2011	B	1,419,673
230,000	CA GO1	5.900	04/01/2023	10/01/2011	B	231,578
75,000	CA GO1	5.900	03/01/2025	09/01/2011	B	75,261
25,000	CA GO1	6.000	05/01/2012	11/01/2011	B	25,349
15,000	CA GO1	6.000	10/01/2014	10/01/2011	B	15,137
20,000	CA GO1	6.000	08/01/2015	02/01/2012	B	20,530
20,000	CA GO1	6.000	05/01/2018	11/01/2011	B	20,244
5,000	CA GO1	6.000	08/01/2019	02/01/2012	B	5,115
55,000	CA GO1	6.000	10/01/2021	10/01/2011	B	55,397
85,000	CA GO1	6.000	08/01/2024	02/01/2012	B	86,757
28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$605,000	CA GO1	6.250%	10/01/2019	10/01/2011	B	$610,022
905,000	CA GO1	6.250	10/01/2019	10/01/2011	B	912,512
25,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2020	08/29/2011	B	25,003
2,580,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	11/01/2016	A	2,162,040
500,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2018	08/29/2011	B	500,155
135,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.125	07/01/2024	08/29/2011	B	135,069
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	08/29/2011	B	30,026
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	08/29/2011	B	160,136
60,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.250	08/01/2027	08/29/2011	B	60,008
60,000	CA Health Facilities Financing Authority (CHCW/BMH Obligated Group)[1]	5.000	07/01/2018	08/29/2011	B	60,097
420,000	CA Health Facilities Financing Authority (CHCW/CHCWSC/CHWCC Obligated Group)[1]	5.000	07/01/2017	08/29/2011	B	420,819
35,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750	05/15/2015	12/09/2013	A	28,543
65,000	CA Health Facilities Financing Authority (Exception Childrens Foundation)[1]	6.500	05/01/2020	08/29/2011	B	65,116
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000	09/01/2019	08/29/2011	B	50,103
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	08/29/2011	B	10,015
2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.400	05/01/2028	08/29/2011	B	2,008,060
20,000	CA Health Facilities Financing Authority (Marshall Hospital)	5.125	11/01/2012	08/29/2011	B	20,066
85,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800	12/01/2018	08/29/2011	B	85,143
450,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	08/29/2011	B	450,324
1,065,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	08/29/2011	B	1,066,193
20,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750	07/01/2015	08/29/2011	B	20,049
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500	10/01/2013	08/29/2011	B	30,117
29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250%	06/01/2023	08/29/2011	B	$30,010
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	08/29/2011	B	50,006
335,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.125	08/15/2022	08/29/2011	B	335,429
520,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.350	08/15/2028	08/29/2011	B	520,177
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375	08/15/2030	08/29/2011	B	30,010
3,975,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	01/21/2013	B	4,041,780
6,985,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	05/26/2013	B	7,101,510
10,770,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	B	10,773,446
55,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	01/06/2026	A	51,423
2,195,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	03/15/2015	A	2,183,630
40,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	03/02/2015	A	39,793
670,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	02/22/2024	A	655,334
630,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	05/17/2024	A	605,915
350,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2016	08/29/2011	B	350,343
2,625,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2027	08/29/2011	B	2,645,580
25,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2038	02/01/2029	A	24,352
2,350,000	CA HFA (Multifamily Hsg.)[1]	6.150	08/01/2022	08/29/2011	B	2,353,126
100,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.625	07/01/2020	08/29/2011	B	100,320
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	08/29/2011	B	3,552,627
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.375	07/01/2022	02/24/2020	A	12,816
1,130,000	CA Inland Empire Tobacco Securitization Authority[1]	5.000	06/01/2021	06/01/2021		928,193
345,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	03/04/2016	A	342,920
35,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	08/29/2011	B	37,306
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)[1]	5.750	05/01/2024	04/17/2020	A	9,438
50,000	CA Pollution Control Financing Authority (Pacific Gas & Electric Company)[1]	5.350	12/01/2016	08/29/2011	B	51,069
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.300	12/01/2017	06/25/2016	A	27,067
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500	12/01/2024	07/27/2022	A	264,119
860,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	08/29/2011	B	862,804
30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850%	06/01/2021	08/29/2011	B	$195,636
460,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	08/29/2011	B	461,500
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550	09/01/2031	09/01/2011	B	20,004
565,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	08/29/2011	B	565,164
65,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	08/29/2011	B	65,158
80,000	CA Public Works	5.250	12/01/2013	08/29/2011	B	80,268
725,000	CA Public Works[1]	6.625	11/01/2034	04/17/2019	B	786,212
75,000	CA Public Works (CA Community Colleges)[1]	5.250	12/01/2016	08/29/2011	B	75,173
55,000	CA Public Works (California Community Colleges)	5.100	09/01/2014	08/29/2011	B	55,158
1,000,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	08/29/2011	B	1,003,350
200,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2014	08/29/2011	B	200,590
305,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	08/29/2011	B	305,802
65,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	08/29/2011	B	65,171
70,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	08/29/2011	B	70,161
180,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	08/29/2011	B	180,416
60,000	CA Public Works (California Highway Patrol)[1]	5.250	11/01/2014	11/01/2011	B	60,529
330,000	CA Public Works (California Science Center)	5.250	10/01/2017	08/29/2011	B	330,762
600,000	CA Public Works (California State University)[1]	5.250	10/01/2015	08/29/2011	B	601,608
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	08/29/2011	B	50,121
50,000	CA Public Works (California State University)	5.375	10/01/2017	08/29/2011	B	50,121
1,340,000	CA Public Works (California State University)[1]	5.400	12/01/2016	08/29/2011	B	1,343,256
40,000	CA Public Works (California State University)[1]	5.450	09/01/2014	08/29/2011	B	40,124
400,000	CA Public Works (California State University)[1]	5.500	09/01/2015	08/29/2011	B	401,164
75,000	CA Public Works (Dept. of Corrections)	5.000	10/01/2012	08/29/2011	B	75,248
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	08/29/2011	B	25,036
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2014	08/29/2011	B	50,150
100,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	08/29/2011	B	100,270
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	08/29/2011	B	75,203
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2016	08/29/2011	B	50,117
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	08/29/2011	B	125,303
40,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	08/29/2011	B	40,102
31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$350,000	CA Public Works (Dept. of Corrections)	5.500%	10/01/2018	08/29/2011	B	$350,896
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	08/29/2011	B	350,896
40,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	08/29/2011	B	40,107
75,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	08/29/2011	B	75,259
1,000,000	CA Public Works (Dept. of Health Services)	5.500	11/01/2015	08/29/2011	B	1,008,350
150,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	08/29/2011	B	150,419
25,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	08/29/2011	B	25,064
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	08/29/2011	B	25,064
25,000	CA Public Works (Regents University)	5.250	11/01/2013	08/29/2011	B	25,086
25,000	CA Public Works (Regents University)	5.250	11/01/2013	08/29/2011	B	25,086
1,500,000	CA Public Works (State Archives Building Complex)	5.375	12/01/2012	08/29/2011	B	1,505,400
155,000	CA Public Works (State Universities)	5.250	12/01/2013	08/29/2011	B	155,494
160,000	CA Public Works (State Universities)	5.400	10/01/2022	08/29/2011	B	160,390
1,400,000	CA Public Works (State Universities)	5.500	12/01/2018	08/29/2011	B	1,403,584
100,000	CA Public Works (Trustees of California)[1]	5.250	10/01/2012	08/29/2011	B	100,361
25,000	CA Public Works (Trustees of California)[1]	5.250	10/01/2014	08/29/2011	B	25,073
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	08/29/2011	B	20,052
30,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	08/29/2011	B	30,057
275,000	CA Public Works (Various Community Colleges)	5.375	03/01/2013	08/29/2011	B	275,954
555,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	08/29/2011	B	556,915
20,000	CA Public Works (Various Community Colleges)	5.500	09/01/2011	08/29/2011	B	20,080
50,000	CA Public Works (Various Community Colleges)	5.500	09/01/2011	08/29/2011	B	50,201
110,000	CA Public Works (Various Community Colleges)[1]	5.500	04/01/2013	08/29/2011	B	110,393
50,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	08/29/2011	B	50,169
2,690,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	08/29/2011	B	2,697,236
4,825,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	08/29/2011	B	4,837,979
1,870,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	08/29/2011	B	1,874,993
175,000	CA Public Works (Various State Universities)	5.200	12/01/2012	08/29/2011	B	175,646
25,000	CA Public Works (Various State Universities)	5.250	12/01/2013	08/29/2011	B	25,086
32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$300,000	CA Public Works (Various State Universities)	5.300%		12/01/2014	08/29/2011	B	$301,017
210,000	CA Public Works (Various State Universities)	5.350		12/01/2015	08/29/2011	B	210,685
445,000	CA Public Works (Various State Universities)	5.375		12/01/2019	08/29/2011	B	446,072
115,000	CA Public Works (Various State Universities)	5.400		10/01/2022	08/29/2011	B	115,281
745,000	CA Public Works (Various State Universities)[1]	5.400		10/01/2022	08/29/2011	B	747,384
10,000	CA Public Works (Various State Universities)[1]	5.500		09/01/2015	08/29/2011	B	10,029
75,000	CA River Highlands Community Services District[3]	7.750		09/02/2020	09/19/2016	A	25,500
15,000	CA River Highlands Community Services District[3]	8.125		09/02/2020	10/28/2016	A	5,100
65,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350		12/01/2029	09/15/2014	A	67,341
50,000	CA Special Districts Finance Program COP[1]	5.250		12/01/2026	07/28/2024	A	48,814
25,000	CA Statewide CDA[1]	6.625		09/01/2027	09/01/2011	B	24,999
5,000	CA Statewide CDA[1]	7.000		07/01/2022	08/29/2011	B	5,003
30,000	CA Statewide CDA (Ararat Home of Los Angeles)[1]	5.550		06/01/2021	12/01/2011	B	30,109
75,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300		07/01/2018	09/01/2011	B	75,078
95,000	CA Statewide CDA (California Odd Fellow Hsg.)	5.375		10/01/2013	08/29/2011	B	95,295
740,000	CA Statewide CDA (Childrens Hospital Los Angeles)[1]	5.250		08/15/2029	03/05/2026	A	691,678
2,025,000	CA Statewide CDA (CVHP/CVMC/FH Obligated Group) COP	5.500		04/01/2013	08/29/2011	B	2,028,281
930,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250		07/01/2025	08/24/2019	A	845,119
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2012	B	525,585
435,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	08/29/2011	B	435,470
45,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	07/27/2036	A	44,506
250,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	02/07/2014	A	252,270
35,000	CA Statewide CDA (GP Steinbeck)[1]	5.700		09/20/2019	09/20/2011	B	36,439
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2014	B	32,850
15,000	CA Statewide CDA (John Muir Health)[1]	5.125		08/15/2017	08/29/2011	B	15,024
100,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)[1]	5.250		06/01/2015	08/29/2011	B	100,202
1,190,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)[1]	5.500		06/01/2019	08/29/2011	B	1,191,154
70,000	CA Statewide CDA (LA Orthopedic Hospital Foundation/Orthopedic Hospital Obligated Group)[1]	5.500		06/01/2018	08/29/2011	B	70,085
250,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	12/19/2023	A	242,785
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	09/20/2011	B	56,486
33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$100,000	CA Statewide CDA (Multifamily)	5.744	[2]%	09/20/2023	09/20/2011	B	$49,890
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/27/2029	A	116,336
430,000	CA Statewide CDA (Rio Bravo)[1]	6.500		12/01/2018	09/15/2015	A	388,724
100,000	CA Statewide CDA (Sherman Oaks)[1]	5.000		08/01/2018	08/29/2011	B	100,086
100,000	CA Statewide CDA (Sutter Health/Alta Bates Medical Center/East Bay Perinatal Center Obligated Group)[1]	5.750		08/15/2027	08/29/2011	B	100,074
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2018	B	584,847
25,000	CA Statewide CDA Community Facilities District[1]	6.350		09/01/2021	09/01/2014	B	25,425
30,000	CA Statewide CDA COP (Ararat Home of Los Angeles)[1]	5.400		06/01/2016	12/01/2011	B	30,254
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	05/07/2016	A	4,933
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	05/07/2021	A	40,915
100,000	CA Statewide CDA COP (Sutter Health)	5.500		08/15/2018	08/29/2011	B	100,368
205,000	CA Statewide CDA COP (Sutter Health)[1]	5.500		08/15/2031	08/29/2011	B	205,041
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.300		09/01/2017	09/01/2017		19,798
85,000	CA Statewide CDA Water & Wastewater[1]	5.700		10/01/2024	08/29/2011	B	85,153
1,634,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	04/08/2015	A	1,545,290
1,150,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	04/07/2015	A	1,087,567
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	11/26/2023	A	200,545
50,000	CA Water Resource Devel. GO, Series P1	5.800		06/01/2014	08/29/2011	B	50,220
50,000	CA Water Resource Devel. GO, Series Q1	5.000		03/01/2016	08/29/2011	B	50,180
35,000	CA Western Hills Water District Special Tax[1]	5.000		09/01/2014	03/25/2013	A	29,831
65,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.000		09/01/2011	09/01/2011		64,632
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.650		09/01/2014	09/01/2014		21,083
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000		09/01/2024	06/22/2021	A	75,956
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125		09/01/2031	03/23/2029	A	28,655
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750		09/01/2022	09/14/2018	A	81,591
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875		09/01/2031	04/30/2027	A	28,386
310,000	CA William S. Hart Union School District[1]	6.000		09/01/2027	09/01/2013	B	310,040
10,000	Calabasas, CA Special Tax Community Facilities District 98-1[1]	5.750		09/01/2028	06/18/2025	A	9,127
34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$45,000	California City, CA Redevel. Agency Tax Allocation[1]	7.000%	09/01/2015	08/29/2011	B	$45,094
2,795,000	California County, CA Tobacco Securitization Authority (TASC)[1]	5.625	06/01/2023	06/01/2012	B	2,797,208
60,000	Campbell, CA (Civic Center) COP[1]	5.250	10/01/2028	08/29/2011	B	60,154
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)[1]	7.150	09/02/2012	09/02/2011	B	25,841
15,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2011	B	15,233
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	12/01/2011	B	40,392
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	10/06/2021	A	74,193
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	6.000	08/01/2024	08/29/2011	B	50,174
80,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	08/30/2022	A	77,458
120,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.950	09/02/2025	09/02/2012	B	120,444
30,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000	09/02/2022	09/02/2011	B	30,018
90,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	09/02/2011	B	90,050
40,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	8.500	10/01/2013	10/01/2011	B	40,335
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	10/01/2011	B	2,764,823
70,000	Cathedral City, CA Improvement Bond Act 1915[1]	5.950	09/02/2034	05/03/2032	A	67,364
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	A	46,520
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	A	43,909
10,000	Central CA Unified School District[1]	5.625	03/01/2018	09/01/2011	B	10,044
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2011	09/02/2011		35,099
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2012	09/02/2012		97,798
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2013	09/02/2011	B	103,192
55,000	Chino, CA Community Facilities District Special Tax[1]	5.750	09/01/2034	10/11/2032	A	49,917
20,000	Chowchilla, CA Improvement Bond Act 1915[1]	6.700	09/02/2027	09/02/2014	B	20,048
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	5.700	09/01/2016	09/01/2011	B	56,180
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	6.100	09/01/2021	09/01/2013	B	15,242
35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)[1]	7.000%	09/02/2015	09/02/2012	A	$10,324
25,000	Colton, CA Community Facilities District Special Tax[1]	5.800	09/01/2018	09/01/2011	B	25,003
175,000	Colton, CA Joint Unified School District[1]	5.700	09/01/2034	10/18/2030	A	144,902
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	06/01/2020		49,891
50,000	Colton, CA Public Financing Authority, Series B1	5.875	08/01/2027	05/05/2018	A	44,857
20,000	Colton, CA Redevel. Agency (West Valley)[1]	6.375	09/01/2035	01/24/2032	A	17,977
100,000	Compton, CA Sewer[1]	5.375	09/01/2023	08/29/2011	B	100,061
110,000	Contra Costa County, CA Public Financing Authority[1]	5.250	06/01/2015	08/29/2011	B	110,294
1,170,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	A	1,133,800
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	08/29/2011	B	25,056
100,000	Corona, CA Redevel. Agency Tax Allocation	5.400	09/01/2011	08/29/2011	B	100,269
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	08/29/2011	B	25,034
15,000	Corona-Norco, CA Unified School District[1]	5.625	09/01/2033	01/10/2030	A	13,415
55,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	08/29/2011	B	55,124
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1[1]	6.000	09/01/2027	05/05/2025	A	98,375
55,000	Crescent City, CA Public Financing Authority	7.750	09/15/2012	08/29/2011	B	55,218
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2014	05/27/2013	A	25,673
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	08/17/2018	A	19,606
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	05/11/2021	A	19,413
10,000	Del Mar, CA Unified School District[1]	5.875	09/01/2029	10/14/2027	A	9,452
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	09/02/2011	B	40,004
35,000	Dixon, CA Public Financing Authority[1]	5.700	09/02/2020	03/02/2017	A	34,622
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	05/05/2017	A	461,976
1,000,000	Duarte, CA COP (Hope National Medical Center)	5.250	04/01/2019	08/29/2011	B	1,002,530
190,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	09/01/2011	B	190,015
40,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.375	09/01/2027	10/15/2025	A	38,312
250,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.375	09/01/2037	01/15/2034	A	241,818
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.500	09/01/2028	09/14/2027	A	77,220
36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625%	09/01/2034	04/30/2032	A	$53,775
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)[1]	5.500	09/01/2024	03/25/2023	A	48,147
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2012	B	10,011
50,000	El Dorado County, CA Special Tax[1]	6.250	09/01/2029	09/04/2023	A	49,252
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	B	1,358,791
25,000	Emeryville, CA Public Financing Authority[1]	6.100	09/01/2012	08/29/2011	B	25,078
145,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	08/29/2011	B	145,029
20,000	Encinitas, CA Improvement Bond Act 1915[1]	6.900	09/02/2017	11/20/2014	A	19,391
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.375	09/02/2018	09/02/2011	B	15,475
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	A	13,514
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	10/01/2011	B	254,525
10,000	Folsom, CA Improvement Bond Act 1915[1]	6.500	09/02/2013	09/02/2011	B	10,027
25,000	Folsom, CA Public Financing Authority[1]	5.400	09/02/2020	08/14/2017	A	23,694
25,000	Folsom, CA Public Financing Authority[1]	5.625	09/02/2020	06/16/2017	A	24,650
30,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	09/01/2011	B	30,013
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2014	08/29/2011	B	555,722
250,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	12/29/2018	A	245,300
265,000	Fontana, CA Special Tax (Citrus)[1]	5.000	09/01/2020	09/01/2020		246,100
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2011	B	2,302,300
10,000	Fontana, CA Special Tax Community Facilities District No. 4[1]	7.125	10/01/2015	10/01/2011	B	10,058
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2026		1,489,425
50,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.375	01/15/2014	01/15/2014		49,718
1,175,000	Fresno, CA Airport[1]	5.800	07/01/2030	08/29/2011	B	1,178,126
25,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	08/29/2011	B	25,113
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	6.200	09/01/2032	09/01/2012	B	25,371
80,000	Fullerton, CA School District Special Tax[1]	6.300	09/01/2023	09/01/2011	B	81,671
10,000	Galt, CA Improvement Bond Act 1915[1]	5.900	09/02/2022	09/02/2022		9,816
25,000	Galt, CA Improvement Bond Act 1915	8.450	09/02/2011	09/02/2011		24,994
37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125%	09/02/2022	09/02/2011	B	$19,998
15,000	Greenfield, CA Redevel. Agency[1]	6.000	02/01/2029	02/19/2028	A	13,037
200,000	Hamilton, CA Union High School District[1]	5.250	08/01/2023	08/29/2011	B	200,244
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.125	10/01/2025	10/01/2011	B	3,322,042
150,000	Hawthorne, CA Parking Authority[1]	8.000	09/01/2015	09/01/2011	B	150,462
155,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	09/01/2011	B	155,259
45,000	Hayward, CA Improvement Bond Act 1915[1]	7.100	09/02/2018	09/02/2011	B	45,071
50,000	Hayward, CA Public Finance Authority (Hayward Water System)	5.100	06/01/2013	08/29/2011	B	50,154
2,000,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	09/29/2028	A	1,790,240
10,000	Hollister, CA Improvement Bond Act 1915[1]	7.125	09/02/2022	09/02/2011	B	10,302
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2011	B	15,024
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	09/01/2012	B	20,053
35,000	Imperial County, CA Special Tax[1]	6.500	09/01/2031	03/05/2026	A	31,729
50,000	Indio, CA Community Facilities District Special Tax (Talavera)[1]	5.000	09/01/2017	09/01/2012	B	50,198
135,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2011	B	135,154
20,000	Indio, CA Improvement Bond Act 1915[1]	6.350	09/02/2027	09/02/2014	B	20,048
20,000	Indio, CA Improvement Bond Act 1915[1]	6.375	09/02/2027	09/02/2014	B	20,062
35,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 99.1[1]	7.125	09/02/2020	09/02/2011	B	35,050
25,000	Inglewood, CA Public Financing Authority[1]	5.625	08/01/2017	02/01/2012	B	25,130
750,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500	04/01/2014	04/01/2014		846,413
2,545,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	06/01/2021		2,023,886
150,000	Irvine, CA Improvement Bond Act 1915[1]	5.550	09/02/2026	09/02/2013	B	150,326
20,000	Irvine, CA Improvement Bond Act 1915[1]	5.600	09/02/2022	09/02/2014	B	20,366
30,000	Irvine, CA Improvement Bond Act 1915[1]	5.625	09/02/2024	09/02/2013	B	30,239
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)[1]	6.050	03/01/2028	02/23/2024	A	23,867
15,000	Kingsburg, CA Public Financing Authority[1]	8.000	09/15/2021	08/29/2011	B	15,023
30,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2014	08/29/2011	B	30,055
10,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	08/29/2011	B	10,003
55,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750	09/02/2023	08/18/2019	A	53,458
1,730,000	Lake Elsinore, CA Improvement Bond Act 1915[1]	7.000	09/02/2030	08/24/2012	B	1,739,013
15,000	Lake Elsinore, CA Public Financing Authority[1]	6.375	10/01/2033	02/06/2031	A	14,694
38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$15,000	Lake Elsinore, CA School Financing Authority[1]	6.000%	09/01/2011	09/01/2011		$15,059
500,000	Lake Elsinore, CA Special Tax[1]	5.100	09/01/2022	04/18/2021	A	477,145
1,135,000	Lake Elsinore, CA Unified School District[1]	5.300	09/01/2026	11/07/2024	A	1,055,085
125,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.500	09/01/2013	09/01/2012	B	129,680
50,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	6.300	09/01/2024	09/01/2013	B	50,502
50,000	Lammersville, CA Unified School District Special[1]	6.375	09/01/2032	09/01/2013	B	50,079
45,000	Lancaster, CA Community Facilities District Special Tax[1]	6.000	10/01/2016	10/01/2011	B	45,102
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)[1]	6.375	11/01/2027	10/29/2011	B	14,999
100,000	Lathrop, CA COP[1]	5.875	06/01/2030	08/29/2011	B	100,015
115,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	06/01/2013	B	116,562
15,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.750	06/01/2020	06/01/2013	B	15,163
50,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2023	06/01/2013	B	50,246
10,000	Lathrop, CA Improvement Bond Act 1915[1]	6.000	09/02/2021	03/02/2014	B	10,049
10,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)[1]	6.875	09/02/2017	09/02/2011	B	10,317
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2023	09/02/2023		9,889
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	10/06/2026	A	57,337
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)[1]	6.125	09/01/2027	10/14/2025	A	98,140
65,000	Lincoln, CA Public Financing Authority (Twelve Bridges)[1]	6.125	09/02/2027	01/24/2024	A	61,901
25,000	Livermore, CA Capital Projects Financing Authority[1]	5.650	09/02/2016	09/02/2011	B	25,520
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	5.750	09/01/2012	09/01/2011	B	10,021
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2026	09/16/2025	A	43,110
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2030	03/30/2029	A	13,999
100,000	Livermore-Amadore Valley, CA Water Management Agency[1]	5.000	08/01/2023	08/29/2011	B	100,271
39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$65,000	Livermore-Amadore Valley, CA Water Management Agency[1]	5.000%	08/01/2031	08/29/2011	B	$65,006
100,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2011	11/15/2011		101,180
50,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	02/25/2023	A	48,800
30,000	Long Beach, CA Special Tax (Pine Avenue)[1]	6.375	09/01/2023	09/01/2011	B	30,001
1,000,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	5.500	09/01/2014	09/01/2011	B	1,004,060
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	7.750	09/01/2017	09/01/2011	B	5,015
95,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	08/29/2011	B	95,074
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	09/01/2011	B	100,084
50,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)[1]	6.000	09/01/2031	09/01/2012	B	50,172
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	08/29/2011	B	40,094
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	08/29/2011	B	50,088
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	08/29/2011	B	50,069
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	08/29/2011	B	120,125
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	08/29/2011	B	125,108
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	08/29/2011	B	80,058
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500	09/01/2014	08/29/2011	B	25,043
40,000	Los Angeles, CA COP (Dept. of Public Social Services)[1]	5.500	08/01/2019	08/29/2011	B	40,071
10,000,000	Los Angeles, CA Dept. of Airports ROLs[4]	5.375	05/15/2025	05/15/2018	B	10,544,872
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	08/29/2011	B	15,051
10,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	10/15/2020	08/29/2011	B	10,033
60,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	08/29/2011	B	60,050
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	08/29/2011	B	15,026
50,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	12/20/2011	B	49,998
45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	08/29/2011	B	45,029
130,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	01/01/2012	B	130,046
40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$5,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250%	01/01/2013	07/28/2012	A	$5,134
200,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2017	10/01/2011	B	201,028
20,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2018	10/01/2011	B	20,103
55,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2019	10/01/2011	B	55,283
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	08/29/2011	B	75,115
25,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	08/25/2011	B	25,037
175,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	08/29/2011	B	175,011
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	08/29/2011	B	360,058
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)[1]	5.750	10/01/2033	09/03/2029	A	42,023
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	08/29/2011	B	20,004
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	08/29/2011	B	10,009
65,000	Maywood, CA Public Financing Authority[1]	6.500	09/01/2018	05/24/2013	B	65,663
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	08/29/2011	B	1,046,369
25,000	Menifee, CA Union School District Special Tax[1]	6.050	09/01/2026	10/15/2024	A	24,634
175,000	Mill Valley, CA COP (The Redwoods)	5.750	12/01/2020	08/29/2011	B	175,611
10,000	Milpitas, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	10/12/2016	A	10,249
2,040,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	08/29/2011	B	2,046,304
75,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	08/29/2011	B	75,232
10,000	Monrovia, CA Redevel. Agency Public Parking Facilities	5.200	04/01/2013	08/29/2011	B	10,029
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)[1]	6.100	11/15/2037	09/06/2034	A	9,583
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)[1]	6.000	11/15/2029	02/08/2027	A	24,697
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)[1]	6.100	06/15/2029	07/16/2023	A	19,448
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	09/01/2011	B	415,718
10,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.500	09/01/2022	03/28/2021	A	9,292
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2012	08/29/2011	B	65,443
50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2013	08/29/2011	B	50,450
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	08/29/2011	B	65,885
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	08/29/2011	B	20,319
41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$10,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.400%	09/01/2017	09/01/2011	B	$10,010
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.700	09/01/2027	09/13/2023	A	137,826
430,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2[1]	5.950	09/01/2034	09/01/2011	B	430,095
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6[1]	5.000	09/01/2022	09/25/2021	A	383,540
15,000	Morgan Hill, CA Improvement Bond Act 1915[1]	5.600	09/02/2011	09/02/2011		15,041
10,000	Murrieta County, CA Water District[1]	6.500	10/01/2015	10/01/2011	B	10,142
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1[1]	6.700	12/01/2030	12/01/2011	B	30,014
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)[1]	6.100	09/01/2034	09/24/2027	A	9,266
835,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.250	09/01/2025	10/16/2023	A	834,165
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300	09/01/2031	05/07/2029	A	19,336
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.500	09/01/2034	10/10/2032	A	90,845
50,000	Murrieta, CA Improvement Bond Act 1915[1]	6.375	09/01/2031	04/02/2025	A	49,301
85,000	Murrieta, CA Water Public Financing Authority[1]	5.700	10/01/2021	10/01/2011	B	85,655
10,000	Needles, CA Public Utility Authority[1]	6.350	02/01/2012	08/29/2011	B	10,013
230,000	Needles, CA Public Utility Authority[1]	6.650	02/01/2032	02/12/2028	A	219,933
2,550,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	02/01/2016	A	2,252,670
1,820,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	01/05/2014	A	1,863,316
35,000	Novato, CA GO	5.000	08/01/2012	08/29/2011	B	35,135
100,000	Novato, CA GO1	5.250	08/01/2017	02/01/2012	B	102,054
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	5.900	06/01/2014	12/01/2011	B	30,185
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.000	06/01/2019	12/01/2011	B	10,006
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100	06/01/2027	03/29/2024	A	46,359
375,000	Oakland, CA Joint Powers Financing Authority[1]	5.500	09/02/2024	03/02/2012	B	378,941
3,000,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	08/01/2012	B	3,008,430
1,000,000	Oakland, CA Unified School District[1]	6.125	08/01/2029	08/01/2019	B	1,060,950
25,000	Ontario, CA Improvement Bond Act 1915[1]	6.800	09/02/2013	09/02/2011	B	25,071
15,000	Orange County, CA Improvement Bond Act 1915[1]	5.500	09/02/2016	09/02/2011	B	15,028
42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.375%	09/02/2012	09/02/2011	B	$10,032
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.850	09/02/2013	09/02/2011	B	20,065
55,000	Oroville, CA Hospital[1]	5.400	12/01/2022	08/29/2011	B	55,031
1,415,000	Oxnard, CA Harbor District[1]	5.550	08/01/2013	02/01/2012	B	1,446,781
25,000	Oxnard, CA Improvement Bond Act 1915[1]	5.625	09/02/2027	10/11/2025	A	22,275
10,000	Oxnard, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2027	09/01/2011	B	9,999
45,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	03/01/2018		43,692
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.000	07/01/2018	08/10/2016	A	483,485
100,000	Palmdale, CA Civic Authority (Civic Center)[1]	5.600	07/01/2015	08/29/2011	B	100,157
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	10/10/2033	A	101,891
700,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	08/29/2011	B	701,645
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	09/02/2024		90,563
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	09/02/2025		89,642
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	09/02/2011	B	45,945
100,000	Palomar Pomerado, CA Health System[1]	5.375	11/01/2013	08/29/2011	B	100,175
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)[1]	5.450	06/01/2012	12/01/2011	B	25,181
275,000	Perris, CA Community Facilities District Special Tax[1]	6.375	09/01/2032	09/01/2014	B	276,009
60,000	Perris, CA Public Financing Authority[1]	5.750	09/01/2024	09/01/2016	B	60,049
155,000	Perris, CA Public Financing Authority	7.875	09/01/2025	08/29/2011	B	155,239
20,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	10/01/2030	A	19,552
10,000	Petaluma, CA Improvement Bond Act 1915[1]	6.000	09/02/2020	09/02/2011	B	10,001
60,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.300	09/02/2025	10/18/2023	A	58,845
10,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.350	09/02/2031	05/11/2029	A	9,304
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)[1]	6.350	09/02/2031	01/28/2028	A	18,607
50,000	Pittsburg, CA Infrastructure Financing Authority[1]	5.850	09/02/2015	08/29/2011	B	50,068
25,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	5.800	09/02/2014	08/29/2011	B	25,045
130,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	6.000	09/02/2024	02/04/2020	A	125,428
43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850%	08/01/2018	02/01/2012	B	$503,775
4,550,000	Placentia, CA Redevel. Agency Tax Allocation[1]	7.750	02/01/2014	02/01/2012	B	4,617,704
10,000	Placer County, CA Community Facilities District[1]	6.500	09/01/2026	10/17/2024	A	9,637
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	5.700	09/01/2013	09/01/2011	B	5,110
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	6.300	09/01/2019	09/01/2012	B	5,038
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	5.875	09/01/2025	03/30/2024	A	9,552
30,000	Port of Oakland, CA1	5.250	11/01/2027	11/01/2012	B	30,021
500,000	Port of Oakland, CA1	5.700	11/01/2019	08/29/2011	B	500,735
1,485,000	Port of Oakland, CA1	5.750	11/01/2014	08/29/2011	B	1,489,618
775,000	Port of Oakland, CA1	5.750	11/01/2016	08/29/2011	B	776,938
2,500,000	Port of Oakland, CA1	5.750	11/01/2020	08/29/2011	B	2,503,225
1,665,000	Port of Oakland, CA1	5.750	11/01/2021	08/29/2011	B	1,666,915
225,000	Port of Oakland, CA1	5.750	11/01/2022	08/29/2011	B	225,218
2,475,000	Port of Oakland, CA1	5.750	11/01/2029	08/29/2011	B	2,475,569
2,975,000	Port of Oakland, CA1	5.875	11/01/2017	08/29/2011	B	2,981,605
940,000	Port of Oakland, CA1	5.875	11/01/2030	08/29/2011	B	940,244
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	01/24/2017	A	109,714
50,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	08/29/2011	B	50,079
100,000	Poway, CA Unified School District[1]	7.125	09/15/2026	09/15/2011	B	104,851
100,000	Poway, CA Unified School District[1]	7.125	09/15/2027	09/15/2011	B	104,464
200,000	Poway, CA Unified School District[1]	7.250	09/15/2028	09/15/2011	B	209,848
100,000	Poway, CA Unified School District[1]	7.375	09/15/2029	09/15/2011	B	105,511
270,000	Poway, CA Unified School District[1]	7.500	09/15/2032	09/15/2011	B	284,893
1,115,000	Poway, CA Unified School District Special Tax[1]	6.125	09/01/2033	08/11/2030	A	1,114,253
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.750	09/01/2032	03/01/2028	A	28,455
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.950	09/01/2018	09/01/2011	B	25,029
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	6.100	09/01/2031	03/25/2029	A	34,877
10,000	Rancho Cucamonga, CA Public Finance Authority[1]	6.000	09/02/2020	09/02/2011	B	10,000
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/03/2022	A	17,832
30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750	09/02/2022	03/28/2021	A	29,090
44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$35,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600%	09/01/2020	09/01/2011	B	$35,030
550,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.700	09/01/2030	09/01/2011	B	550,017
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000	09/02/2013	09/02/2011	B	56,774
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	05/27/2031	A	8,517
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.000	09/01/2016	03/16/2016	A	51,170
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.050	09/01/2017	09/01/2016	B	25,200
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.125	09/01/2018	09/01/2018		64,711
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.200	09/01/2019	09/01/2019		97,993
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2020	09/01/2020		96,630
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2021	09/01/2021		47,626
100,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	5.500	07/01/2018	08/29/2011	B	100,336
80,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	06/22/2024	A	65,405
100,000	River Islands, CA Public Financing Authority[1]	6.150	09/01/2035	06/24/2032	A	76,895
250,000	Riverside County, CA Community Facilities District Special Tax[1]	5.000	09/01/2012	09/01/2011	B	256,585
15,000	Riverside County, CA Community Facilities District Special Tax[1]	6.000	09/01/2030	05/01/2028	A	12,952
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.100	09/01/2013	09/01/2011	B	154,761
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.150	09/01/2014	09/01/2011	B	221,760
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.200	09/01/2015	09/01/2011	B	396,974
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.250	09/01/2016	09/01/2011	B	231,944
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.300	09/01/2011	09/01/2011		200,490
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.350	09/01/2012	09/01/2012		215,416
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.400	09/01/2013	09/01/2013		447,398
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.450	09/01/2014	09/01/2014		472,181
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.500	09/01/2015	09/01/2015		498,869
45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$220,000	Riverside County, CA Public Financing Authority[1]	5.250%	10/01/2017	08/29/2011	B	$220,376
35,000	Riverside County, CA Public Financing Authority (Menifee Village)[1]	7.150	09/01/2011	09/01/2011		35,140
425,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	03/03/2016	A	382,687
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		311,731
60,000	Riverside, CA Improvement Bond Act 1915[1]	8.250	09/02/2016	09/02/2011	B	60,227
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	10/09/2027	A	198,064
5,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	09/02/2011	B	5,027
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	09/01/2011	B	50,092
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	02/01/2012	B	10,186
100,000	Riverside, CA Unified School District[1]	5.350	09/01/2024	03/04/2024	A	95,801
90,000	Riverside, CA Unified School District[1]	5.450	09/01/2025	10/11/2023	A	87,294
100,000	Riverside, CA Unified School District[1]	5.500	09/01/2034	10/11/2032	A	89,436
80,000	Riverside, CA Unified School District[1]	5.700	09/01/2034	01/13/2031	A	73,976
10,000	Riverside, CA Unified School District[1]	6.000	09/01/2029	05/25/2023	A	9,923
25,000	Romoland, CA School District Special Tax[1]	6.000	09/01/2033	11/10/2029	A	23,853
50,000	Romoland, CA School District Special Tax[1]	6.375	09/01/2033	11/24/2026	A	49,908
50,000	Romoland, CA School District Special Tax[1]	6.375	09/01/2033	06/05/2031	A	49,908
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	4.300	09/01/2012	09/01/2012		10,178
25,000	Sacramento County, CA COP[1]	5.375	02/01/2019	08/29/2011	B	25,010
990,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	12/21/2024	A	977,873
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	09/01/2012	B	1,509,495
295,000	Sacramento, CA City Financing Authority	5.250	05/01/2015	08/29/2011	B	295,443
500,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2019	08/29/2011	B	500,640
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500	09/02/2016	08/29/2011	B	10,026
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	5.700	09/01/2023	09/01/2011	B	1,469,927
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.300	09/01/2026	09/01/2011	B	30,006
510,000	Saddleback Valley, CA Unified School District[1]	5.650	09/01/2017	08/29/2011	B	511,816
95,000	Salida, CA Public Facilities Financing Agency[1]	5.250	09/01/2028	08/29/2011	B	95,235
300,000	Salida, CA Public Facilities Financing Agency Community Facilities District Special Tax	5.250	09/01/2018	08/29/2011	B	300,906
46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$180,000	Salinas Valley, CA Solid Waste Authority[1]	5.625%		08/01/2015	08/01/2012	B	$183,856
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2018	08/01/2012	B	1,010,530
100,000	Salinas, CA Improvement Bond Act 1915[1]	5.450		09/02/2013	09/02/2011	B	103,132
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)[1]	5.500		09/02/2013	09/02/2011	B	51,585
120,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	08/29/2011	B	120,404
135,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	09/26/2014	A	44,940
65,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	08/25/2011	B	65,123
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)[1]	6.700		03/20/2043	03/05/2016	B	95,405
60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)[1]	6.700		12/20/2041	11/20/2011	B	63,217
135,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	08/29/2011	B	135,144
270,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	08/29/2011	B	270,410
55,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	08/29/2011	B	55,171
135,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	03/27/2023	A	131,313
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625		04/01/2026	07/07/2023	A	145,809
685,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2017	03/08/2015	A	604,102
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875		07/01/2025	03/09/2020	A	28,766
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500		09/01/2017	09/01/2012	B	2,292,503
30,000	San Diego, CA Convention Center[1]	5.250		04/01/2015	08/29/2011	B	30,073
50,000	San Diego, CA Convention Center Expansion Financing Authority	5.250		04/01/2013	08/29/2011	B	50,143
100,000	San Diego, CA Foundation Auxiliary Organization (San Diego State University Foundation)[1]	5.000		03/01/2022	03/01/2012	B	101,691
150,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800		09/01/2015	08/29/2011	B	150,425
10,000	San Diego, CA Redevel. Agency	6.000		11/01/2015	08/29/2011	B	10,038
150,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250		09/01/2021	09/01/2011	B	151,814
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350		09/01/2024	03/26/2023	A	24,442
105,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875		10/01/2019	08/29/2011	B	105,378
47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$50,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800%	09/01/2022	08/29/2011	B	$50,014
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	08/29/2011	B	300,006
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	08/29/2011	B	710,149
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	08/29/2011	B	25,011
53,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	08/29/2011	B	53,010
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		184,528
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	B	25,858
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.000	01/01/2014	08/29/2011	B	10,022
285,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	08/29/2011	B	285,439
55,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	08/29/2011	B	55,044
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	08/29/2011	B	40,026
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		49,452
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	08/29/2011	B	490,544
1,500,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	08/29/2011	B	1,501,485
45,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	09/02/2011	B	46,362
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)	5.000	06/01/2018	08/29/2011	B	25,074
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)[1]	6.125	09/01/2024	06/24/2021	A	23,489
500,000	San Joaquin County, CA COP General Hospital[1]	5.250	09/01/2013	09/01/2011	B	501,410
20,000	San Jose, CA Improvement Bond Act 1915[1]	5.600	09/02/2016	09/02/2011	B	20,617
25,000	San Jose, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	09/02/2011	B	25,757
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	09/02/2019		97,026
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		60,461
255,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	05/15/2016	B	264,598
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	05/04/2023	A	27,874
48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$325,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875%	03/01/2033	03/01/2012	B	$326,602
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	08/29/2011	B	20,037
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	08/29/2011	B	10,016
95,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	02/01/2012	B	95,834
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	08/29/2011	B	5,004
200,000	San Marcos, CA Public Facilities Authority[1]	5.800	09/01/2018	09/01/2011	B	200,242
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	08/29/2011	B	35,011
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	04/24/2027	A	1,686,634
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2013	B	80,342
75,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	12/01/2011	B	75,565
50,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	12/01/2011	B	50,224
995,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2011	B	998,413
35,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	08/29/2011	B	35,025
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	09/01/2011	B	85,072
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	09/01/2011	B	800,184
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2011	B	20,027
1,100,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.250	09/01/2029	09/01/2011	B	1,100,572
25,000	Santa Maria, CA COP[1]	5.500	08/01/2021	05/14/2018	A	25,000
25,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	10/10/2021	A	19,348
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700	09/02/2022	09/02/2011	B	20,208
45,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	5.500	09/01/2030	04/27/2028	A	43,251
845,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	6.375	09/01/2030	09/01/2011	B	845,338
70,000	Saugus, CA Union School District Special Tax[1]	6.250	09/01/2028	09/01/2028		69,922
90,000	Saugus, CA Union School District Special Tax[1]	6.375	09/01/2029	09/01/2020	B	90,209
50,000	Saugus/Hart, CA School Facilities Financing Authority[1]	6.100	09/01/2032	09/01/2011	B	50,021
2,040,000	Saugus/Hart, CA School Facilities Financing Authority[1]	6.125	09/01/2033	09/01/2011	B	2,040,816
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	09/01/2011	B	115,509
49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$1,390,000	Selma, CA Redevel. Agency[1]	5.750%	09/01/2024	09/01/2024		$1,287,404
15,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	08/29/2011	A	16,445
110,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.000	11/01/2013	11/01/2013		112,941
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.250	11/01/2017	11/01/2016	B	100,128
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.300	11/01/2018	11/01/2018		98,012
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.350	11/01/2019	11/01/2019		96,740
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.375	11/01/2020	11/01/2020		95,123
65,000	South Orange County, CA Public Financing Authority	5.375	08/15/2013	08/29/2011	B	65,246
25,000	Southern CA Public Power Authority	5.500	07/01/2020	08/29/2011	B	25,092
10,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	08/29/2011	B	10,038
7,245,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/23/2014	A	6,290,037
4,235,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	06/22/2026	A	3,048,480
125,000	Spreckels, CA Union School District	6.125	08/01/2017	08/29/2011	B	125,626
200,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	08/29/2011	B	200,298
30,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	09/02/2011	B	30,005
5,000	Susanville, CA Public Financing Authority[1]	7.750	09/01/2017	08/29/2011	B	5,020
100,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	08/29/2011	B	100,265
15,000	Tejon Ranch, CA Public Facilities Finance Authority[1]	7.200	09/01/2030	03/01/2013	B	15,090
725,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)[1]	7.200	09/01/2030	02/18/2013	B	729,343
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1[1]	6.125	09/01/2033	10/15/2031	A	28,520
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.650	09/01/2011	09/01/2011		900,837
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	08/29/2011	B	1,504,260
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	08/29/2011	B	20,013
260,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2011	B	261,409
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2011	B	1,432,846
50,000	Tracy, CA Community Facilities District[1]	5.400	09/01/2015	09/02/2011	B	50,107
50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$50,000	Tracy, CA Community Facilities District[1]	6.100%	09/01/2015	09/01/2011	B	$50,101
50,000	Tracy, CA Community Facilities District[1]	6.300	09/01/2026	08/29/2011	B	50,002
10,000	Tracy, CA Community Facilities District[1]	6.500	09/01/2020	09/01/2011	B	10,010
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	05/08/2030	A	24,539
1,095,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.000	09/01/2027	09/02/2011	B	1,095,526
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.300	09/01/2017	09/01/2011	B	30,047
35,000	Tracy, CA Improvement Bond Act 1915[1]	5.700	09/02/2023	08/17/2019	A	34,715
75,000	Tracy, CA Operating Partnership Joint Powers Authority[1]	6.100	09/02/2021	03/02/2013	B	75,740
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/26/2033	A	23,740
75,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.000	09/01/2028	06/07/2026	A	72,206
20,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100	09/01/2033	11/01/2031	A	18,844
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	A	763,965
2,210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900	09/01/2024	09/01/2013	B	2,227,967
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)[1]	5.850	09/02/2016	03/02/2013	B	20,308
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)[1]	6.300	09/02/2013	09/02/2011	B	10,225
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	08/29/2011	B	195,113
200,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2011	B	200,484
275,000	Val Verde, CA Unified School District[1]	6.125	09/01/2034	06/25/2031	A	255,621
25,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	09/01/2011	B	25,025
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2017	09/01/2015	B	41,000
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	05/03/2024	A	27,282
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125	09/01/2034	06/24/2031	A	34,550
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	5.500	09/01/2019	09/01/2019		24,774
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2025	09/01/2025		9,578
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2028	09/16/2027	A	18,097
51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000%	12/01/2022	06/15/2019	A	$1,583,735
20,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.050	12/01/2026	03/28/2025	A	16,567
145,000	Victor, CA Elementary School District[1]	5.600	09/01/2034	04/06/2033	A	123,791
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2011	B	60,121
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2011	B	5,036
260,000	Walnut, CA Unified School District[1]	7.200	02/01/2016	01/08/2012	B	276,227
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2013	09/02/2011	B	15,519
100,000	Wasco, CA Public Financing Authority[1]	5.375	09/01/2021	09/01/2012	B	100,383
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	08/29/2011	B	15,038
10,000	Wasco, CA Public Financing Authority[1]	7.500	09/15/2023	08/29/2011	B	10,008
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	08/29/2011	B	100,138
20,000	West Patterson, CA Financing Authority Special Tax[1]	5.850	09/01/2028	10/30/2026	A	17,262
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2019	09/01/2019		9,924
15,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2039	05/18/2035	A	12,215
165,000	West Patterson, CA Financing Authority Special Tax[1]	6.600	09/01/2033	12/17/2030	A	149,079
25,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	04/27/2028	A	22,994
5,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2035	09/01/2017	A	4,548
100,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2036	09/09/2027	A	90,734
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District[1]	5.600	09/01/2019	09/01/2019		9,646
60,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100	09/01/2029	02/15/2026	A	58,459
5,000	West Sacramento, CA Improvement Bond Act 1915[1]	8.500	09/02/2017	09/02/2011	B	5,155
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	08/17/2025	A	229,460
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14[1]	6.125	09/01/2021	09/01/2011	B	50,004
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17[1]	5.875	09/01/2033	08/17/2029	A	9,327
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)[1]	6.500	09/01/2031	09/01/2011	B	49,996
25,000	Western CA Municipal Water Districts[1]	7.125	09/02/2014	09/02/2011	B	25,821
52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$70,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)[1]	7.000%	11/01/2014	08/29/2011	B	$70,278
20,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2011	B	20,038
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/26/2022	A	66,508
30,000	Yuba City, CA Unified School District COP[1]	5.250	02/01/2022	08/29/2011	B	30,086
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	6.000	09/01/2028	09/16/2021	A	29,034

						280,340,716
U.S. Possessions—5.4%
50,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/14/2016	A	47,623
485,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	08/11/2011	B	485,883
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	07/01/2014	B	564,990
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	B	2,083,560
110,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	08/29/2011	B	110,420
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	08/29/2011	B	4,437,400
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	01/01/2012	B	527,342
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2012	B	506,865
135,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	08/29/2011	B	135,370
25,000	Puerto Rico Municipal Finance Agency, Series A1	5.750	08/01/2012	08/29/2011	B	25,101
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	B	1,023,920
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	B	2,821,308
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	B	2,593,450
35,000	University of Puerto Rico	5.500	06/01/2012	08/29/2011	B	35,101
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	B	252,708

						15,651,041

Total Investments, at Value (Cost $300,525,476)—102.9%						295,991,757
Liabilities in Excess of Other Assets—(2.9)						(8,336,872)

Net Assets—100.0%						$287,654,885

53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments
*	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B.	Optional call date; corresponds to the most conservative yield calculation.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 29, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$280,340,716	$—	$280,340,716
U.S. Possessions	—	15,651,041	—	15,651,041

Total Assets	$—	$295,991,757	$—	$295,991,757

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CHCW	Catholic Healthcare West
CHCWSC	Catholic Healthcare West Southern California
CHWCC	CHW Central Coast
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M.S.R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 29, 20111

Assets
Investments, at value (cost $300,525,476)—see accompanying statement of investments	$295,991,757
Cash	551,664
Receivables and other assets:
Interest	5,213,335
Investments sold	4,743,994
Shares of beneficial interest sold	535,270
Other	87,954

Total assets	307,123,974

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 5)	10,800,000
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Shares of beneficial interest redeemed	1,067,881
Investments purchased	658,134
Dividends	122,816
Distribution and service plan fees	48,411
Trustees’ compensation	30,160
Shareholder communications	20,136
Transfer and shareholder servicing agent fees	8,015
Interest expense on borrowings	834
Other	47,702

Total liabilities	19,469,089

Net Assets	$287,654,885

Composition of Net Assets
Par value of shares of beneficial interest	$86,556
Additional paid-in capital	312,198,024
Accumulated net investment income	2,183,899
Accumulated net realized loss on investments	(22,279,875)
Net unrealized depreciation on investments	(4,533,719)

Net Assets	$287,654,885

1.   July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $198,431,159 and 59,671,085 shares of beneficial interest outstanding)	$3.33
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.45

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,539,366 and 451,605 shares of beneficial interest outstanding)	$3.41

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,653,840 and 22,523,823 shares of beneficial interest outstanding)	$3.31

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $13,030,520 and 3,909,940 shares of beneficial interest outstanding)	$3.33
See accompanying Notes to Financial Statements.
57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended July 29, 20111

Investment Income
Interest	$16,259,570
Other income	60

Total investment income	16,259,630

Expenses
Management fees	1,275,068
Distribution and service plan fees:
Class A	470,490
Class B	17,128
Class C	738,057
Transfer and shareholder servicing agent fees:
Class A	58,386
Class B	2,892
Class C	37,777
Class Y	2,743
Shareholder communications:
Class A	23,417
Class B	1,103
Class C	16,272
Class Y	945
Borrowing fees	322,406
Interest expense and fees on short-term floating rate notes issued (See Note 1)	130,904
Interest expense on borrowings	21,836
Trustees’ compensation	5,394
Custodian fees and expenses	1,614
Administration service fees	1,500
Other	56,204

Total expenses	3,184,136
Less waivers and reimbursements of expenses	(5)

Net expenses	3,184,131

Net Investment Income	13,075,499

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(5,910,066)
Net change in unrealized appreciation/depreciation on investments	2,027,703

Net Increase in Net Assets Resulting from Operations	$9,193,136

1.   July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July	Year Ended July
	29, 2011[1]	30, 2010[1]

Operations
Net investment income	$13,075,499	$11,243,191
Net realized loss	(5,910,066)	(2,422,539)
Net change in unrealized appreciation/depreciation	2,027,703	12,757,738

Net increase in net assets resulting from operations	9,193,136	21,578,390

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,586,279)	(7,972,240)
Class B	(65,399)	(71,825)
Class C	(3,039,436)	(2,560,883)
Class Y	(182,069)	—

	(12,873,183)	(10,604,948)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	12,637,380	26,517,767
Class B	(305,993)	(208,248)
Class C	5,117,953	7,137,748
Class Y	12,789,992	—

	30,239,332	33,447,267

Net Assets
Total increase	26,559,285	44,420,709
Beginning of period	261,095,600	216,674,891

End of period (including accumulated net investment income of $2,183,899 and $2,014,040, respectively)	$287,654,885	$261,095,600

1.   July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years.
See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended July 29, 20111

Cash Flows from Operating Activities
Net increase in net assets from operations	$9,193,136
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(46,985,672)
Proceeds from disposition of investment securities	48,883,080
Short-term investment securities, net	(27,374,602)
Premium amortization	1,008,143
Discount accretion	(620,083)
Net realized loss on investments	5,910,066
Net change in unrealized appreciation/depreciation on investments	(2,027,703)
Change in assets:
Increase in other assets	(49,005)
Increase in interest receivable	(473,891)
Increase in receivable for securities sold	(1,180,465)
Change in liabilities:
Decrease in other liabilities	(51,707)
Decrease in payable for securities purchased	(759,911)

Net cash used in operating activities	(14,528,614)

Cash Flows from Financing Activities
Proceeds from bank borrowings	117,100,000
Payments on bank borrowings	(116,100,000)
Payments on short-term floating rate notes issued	(4,722,000)
Proceeds from shares sold	149,147,045
Payments on shares redeemed	(125,531,902)
Cash distributions paid	(5,024,583)

Net cash provided by financing activities	14,868,560
Net increase in cash	339,946
Cash, beginning balance	211,718

Cash, ending balance	$551,664

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $7,868,627.
Cash paid for interest on bank borrowings-$24,018.
Cash paid for interest on short-term floating rate notes issued-$130,904.

1.   July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	July 29,	July 30,	July 31,	July 31,	July 31,
Class A Year Ended	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.36	$3.20	$3.34	$3.55	$3.52

Income (loss) from investment operations:
Net investment income[2]	.16	.17	.16	.15	.15
Net realized and unrealized gain (loss)	(.03)	.15	(.15)	(.22)	.02

Total from investment operations	.13	.32	.01	(.07)	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.16)	(.15)	(.14)	(.14)

Net asset value, end of period	$3.33	$3.36	$3.20	$3.34	$3.55

Total Return, at Net Asset Value[3]	4.07%	10.02%	0.51%	(1.85)%	4.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$198,431	$188,647	$154,287	$228,159	$208,041

Average net assets (in thousands)	$197,240	$170,296	$180,705	$229,325	$186,689

Ratios to average net assets:[4]
Net investment income	4.94%	4.96%	5.10%	4.36%	4.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.77%	0.81%	0.80%	0.79%	0.78%
Interest and fees from borrowings	0.12%	0.27%	0.63%	0.10%	0.26%
Interest and fees on short-term floating rate notes issued[5]	0.05%	0.05%	0.03%	0.15%	0.24%

Total expenses	0.94%	1.13%	1.46%	1.04%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.94%	1.13%	1.46%	1.03%	1.08%

Portfolio turnover rate	32%	42%	31%	41%	17%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	July 29,	July 30,	July 31,	July 31,	July 31,
Class B Year Ended	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.44	$3.27	$3.41	$3.62	$3.59

Income (loss) from investment operations:
Net investment income[2]	.14	.14	.13	.12	.12
Net realized and unrealized gain (loss)	(.04)	.15	(.15)	(.22)	.02

Total from investment operations	.10	.29	(.02)	(.10)	.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.12)	(.12)	(.11)	(.11)

Net asset value, end of period	$3.41	$3.44	$3.27	$3.41	$3.62

Total Return, at Net Asset Value[3]	2.98%	9.07%	(0.50)%	(2.69)%	4.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,539	$1,870	$1,977	$2,028	$2,136

Average net assets (in thousands)	$1,720	$1,973	$1,951	$2,068	$2,276

Ratios to average net assets:[4]
Net investment income	3.99%	4.03%	4.14%	3.46%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.72%	1.76%	1.82%	1.67%	1.68%
Interest and fees from borrowings	0.12%	0.27%	0.63%	0.10%	0.26%
Interest and fees on short-term floating rate notes issued[5]	0.05%	0.05%	0.03%	0.15%	0.24%

Total expenses	1.89%	2.08%	2.48%	1.92%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.89%	2.08%	2.48%	1.91%	1.89%

Portfolio turnover rate	32%	42%	31%	41%	17%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	July 29,	July 30,	July 31,	July 31,	July 31,
Class C Year Ended	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.35	$3.19	$3.33	$3.54	$3.51

Income (loss) from investment operations:
Net investment income[2]	.14	.14	.13	.12	.12
Net realized and unrealized gain (loss)	(.04)	.15	(.15)	(.21)	.03

Total from investment operations	.10	.29	(.02)	(.09)	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.13)	(.12)	(.12)	(.12)

Net asset value, end of period	$3.31	$3.35	$3.19	$3.33	$3.54

Total Return, at Net Asset Value[3]	2.96%	9.19%	(0.29)%	(2.59)%	4.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,654	$70,579	$60,411	$77,530	$59,029

Average net assets (in thousands)	$74,225	$65,423	$66,544	$71,291	$55,357

Ratios to average net assets:[4]
Net investment income	4.15%	4.17%	4.31%	3.58%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.60%	1.60%	1.57%	1.58%
Interest and fees from borrowings	0.12%	0.27%	0.63%	0.10%	0.26%
Interest and fees on short-term floating rate notes issued[5]	0.05%	0.05%	0.03%	0.15%	0.24%

Total expenses	1.73%	1.92%	2.26%	1.82%	2.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.73%	1.92%	2.26%	1.81%	1.86%

Portfolio turnover rate	32%	42%	31%	41%	17%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years.
See Note 1 of the accompanying Notes.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
Class Y	July 29, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.34

Income (loss) from investment operations:
Net investment income[2]	.11
Net realized and unrealized loss	(.01)

Total from investment operations	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)

Net asset value, end of period	$3.33

Total Return, at Net Asset Value[3]	3.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,031

Average net assets (in thousands)	$5,548

Ratios to average net assets:[4]
Net investment income	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.58%
Interest and fees from borrowings	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.05%

Total expenses	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%

Portfolio turnover rate	32%

1. For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Annual Periods. Since July 29, 2011 and July 30, 2010 represent the last days during the Fund’s respective 2011 and 2010 fiscal years on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through those dates to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions. For tax purposes, income and expenses are included through July 31, 2011, the last day of the Fund’s fiscal year end.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $6,665,000 as of July 29, 2011, which represents 2.17% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 29, 2011, municipal bond holdings with a value of $10,544,872 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $6,665,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues
67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At July 29, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.637%	5/15/25	$3,879,872

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2. Represents the current interest rate for a variable rate bond known as an “inverse floater.”
3. Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 29, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of July 29, 2011 is as follows:

Cost	$90,000
Market Value	$30,600
Market Value as a % of Net Assets	0.01%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$2,581,011	$—	$22,273,866	$4,539,728
1. As of July 29, 2011, the Fund had $16,446,453 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 29, 2011, details of the capital loss carryforwards were as follows:

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369

Total	$16,446,453

2. As of July 29, 2011, the Fund had $5,827,413 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2020.
3. During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward.
4. During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward.
69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for July 31, 2011. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Increase
	to Accumulated	to Accumulated Net
Increase to	Net Investment	Realized Loss
Paid-in Capital	Income	on Investments

$81,996	$32,457	$49,539
The tax character of distributions paid during the years ended July 31, 2011 and July 30, 2010 was as follows:

	Year Ended	Year Ended
	July 31, 2011	July 30, 2010

Distributions paid from:
Exempt-interest dividends	$12,856,440	$10,534,945
Ordinary income	98,739	70,003

Total	$12,955,179	$10,604,948

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$307,150,476 [1]

Gross unrealized appreciation	$3,128,829
Gross unrealized depreciation	(7,668,557)

Net unrealized depreciation	$(4,539,728)

1. The Federal tax cost of securities does not include cost of $6,618,991, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012.
70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,028
Payments Made to Retired Trustees	2,077
Accumulated Liability as of July 29, 2011	16,600
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line
71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 29, 2011[1]		Year Ended July 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	31,348,494	$104,398,735	19,741,040	$65,936,252
Dividends and/or distributions reinvested	1,776,426	5,881,006	1,581,874	5,282,815
Redeemed	(29,573,623)	(97,642,361)	(13,403,714)	(44,701,300)

Net increase	3,551,297	$12,637,380	7,919,200	$26,517,767

Class B
Sold	127,177	$437,364	121,343	$413,547
Dividends and/or distributions reinvested	14,649	49,702	14,579	49,828
Redeemed	(233,615)	(793,059)	(196,559)	(671,623)

Net decrease	(91,789)	$(305,993)	(60,637)	$(208,248)

Class C
Sold	8,485,831	$28,232,052	7,140,540	$23,791,887
Dividends and/or distributions reinvested	542,493	1,790,365	480,977	1,601,412
Redeemed	(7,567,071)	(24,904,464)	(5,487,683)	(18,255,551)

Net increase	1,461,253	$5,117,953	2,133,834	$7,137,748

72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Year Ended July 29, 2011[1]		Year Ended July 30, 2010
	Shares	Amount	Shares	Amount

Class Y
Sold	4,311,305	$14,108,347	—	$—
Dividends and/or distributions reinvested	44,697	147,554	—	—
Redeemed	(446,062)	(1,465,909)	—	—

Net increase	3,909,940	$12,789,992	—	$—

1. For the year ended July 29, 2011, for Class A, Class B and Class C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011, for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$46,985,672	$48,883,080
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 29, 2011, the Fund paid $102,012 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class C	$1,265,364
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 29, 2011	$48,888	$26,089	$3,707	$16,919
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

During the year ended July 29, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class Y	$5
Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.175% as of July 29, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 29, 2011 equal 0.11% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
75 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Borrowings Continued
As of July 29, 2011, the Fund had borrowings outstanding at an interest rate 0.175%. Details of the borrowings for the year ended July 29, 2011 are as follows:

Average Daily Loan Balance	$7,636,438
Average Daily Interest Rate	0.269%
Fees Paid	$359,244
Interest Paid	$24,018
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended July 29, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and
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may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the year ended July 29, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court
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NOTES TO FINANCIAL STATEMENTS Continued
7. Pending Litigation Continued
issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Limited Term California Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 29, 2011, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 29, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 29, 2011, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 20, 2011
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FEDERAL INCOMETAX INFORMATION Unaudited
In early 2011, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2010. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 29, 2011 are eligible for the corporate dividend-received deduction. 99.24% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 68	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 71	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Matthew P. Fink, Trustee (since 2005) Age: 70	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2005) Age: 72	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2005) Age: 68	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2005) Age: 59	Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2008) Age: 65	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company,
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Mary Ann Tynan, Continued	LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2004) Age: 70	Director of C-TASC (bio-statistics services) (since 2007); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2004) Age: 63	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Glavin, Gabinet, Zack and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) and Senior Portfolio Manager (since 2001) Age: 47	Senior Vice President of the Manager (since July 2007); Vice President of the Manager (April 2001-June 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2004) Age: 39	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 38	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (2002- 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President and Senior Portfolio Manager (since 2009) Age: 35	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (September 2006- June 2009). Research Analyst of the Manager (June 2003-September 2006) and a Credit Analyst of the Manager (July 2001- May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Senior Portfolio Manager (since 2011) Age: 35	Vice President of the Manager (since January 2011); Assistant Vice President of the Manager (July 2009-January 2011). Research Analyst of the Manager (April 2006-December 2007) and a Credit Analyst of the Manager (June 2003- March 2006). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 53	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Manager (since May 2011) and a Vice President of the Manager (1997-May 2011); headed Rochester’s Credit Analysis team (since 1993).

William F. Glavin, Jr., President and Principal Executive Officer (since 2009) Age: 52	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003- March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007- July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 66 portfolios as a Trustee/Director and 96 portfolios as an officer in the OppenheimerFunds complex.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Arthur S. Gabinet, Secretary (since 2011) Age: 53	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 96 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 38	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 60	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2004) Age: 51	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 96 portfolios in the OppenheimerFunds complex.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Robert G. Zack, Vice President (since 2011) Age: 62	Vice President, Secretary and General Counsel of OAC (since November 2001); Executive Vice President (since January 2004) and General Counsel (March 2002 - December 2010) of the Manager; Executive Vice President, General Counsel and Director of OFI Trust Company (since November 2001); General Counsel of the Distributor (December 2001-December 2010); General Counsel of Centennial Asset Management Corporation (December 2001-December 2010); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (December 2001-December 2010); Assistant Secretary (September 1997-December 2010) and Director (November 2001-December 2010) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (December 2002-December 2010); Director of Oppenheimer Real Asset Management, Inc. (November 2001-December 2010); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (December 2001-December 2010); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. (November 2001-December 2010); Vice President of OppenheimerFunds Legacy Program (June 2003-December 2010); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (November 2001-December 2010). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
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OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
©2011 OppenheimerFunds, Inc. All rights reserved.
88 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
89 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
90 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $39,900 in fiscal 2011 and 2010.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,619 in fiscal 2010 and $2,895 in fiscal 2011.
The principal accountant for the audit of the registrant’s annual financial statements billed $168,500 in fiscal 2011 and $285,900 in fiscal 2010 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, custody examination and professional services for the capital accumulation plan and FIN45.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $950 in fiscal 2011 and $8,526 in fiscal 2010.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $172,069 in fiscal 2011 and $297,321 in fiscal 2010 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/29/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/13/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/13/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/13/2011